Federated Hermes Short-Intermediate Municipal Fund
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—93.1%
	Alabama—6.8%
$ 6,500,000	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 6,521,709
1,000,000	Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,071,744
2,000,000	Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	2,038,821
2,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2035	2,150,305
7,000,000	Columbia, AL IDB PCRB (Alabama Power Co.), PCR Refunding Bonds (Series 2014-D), 3.757%, Mandatory Tender 6/1/2028	7,156,059
2,620,000	Jefferson County, AL Sewer System, Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2038	2,821,296
1,000,000	Mobile, AL IDB (Alabama Power Co.), PCRB (Series 2007A), 3.375%, Mandatory Tender 6/26/2029	1,015,136
3,250,000	Southeast Energy Authority, AL, Commodity Supply Revenue Bonds (Series 2023B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2030	3,476,070
	TOTAL	26,251,140
	Arizona—2.4%
2,500,000	Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,552,179
2,000,000	Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A), 4.125%, Mandatory Tender 3/31/2026	2,007,149
2,000,000	Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	2,021,648
2,840,000	Phoenix, AZ IDA (Memorial Towers (TC2) Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2024A), 3.350%, 12/1/2027	2,867,740
	TOTAL	9,448,716
	California—6.5%
10,000,000	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A), 1.200%, Mandatory Tender 6/1/2028	9,273,947
2,000,000	California Municipal Finance Authority (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.850%, Mandatory Tender 6/1/2026	1,999,807
2,000,000	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	2,000,891
4,000,000	California PCFA (Republic Services, Inc.), (Series 2023), 3.800%, Mandatory Tender 2/17/2026	3,997,095
2,000,000	California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2027	2,102,831
2,000,000	California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2028	2,151,826
1,575,000	Carlsbad, CA (Mariposa Apartments), Multifamily Housing Revenue Bonds (Series 2003A), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,608,881
260,000	Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2025F), 5.000%, 5/15/2028	274,852
1,675,000	San Diego, CA Housing Authority (Rancho del Norte Apartments), Multifamily Housing Revenue Bonds (Series 2003C), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,611,526
	TOTAL	25,021,656
	Colorado—1.6%
4,750,000	Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2024), 5.000%, Mandatory Tender 11/15/2029	5,161,931
1,000,000	Colorado Housing and Finance Authority (Fitz Affordable Owner, LLC), Multifamily Housing Revenue Bonds (Series 2024B), 3.180%, Mandatory Tender 9/1/2027	1,009,126
	TOTAL	6,171,057
	Connecticut—0.5%
1,000,000	Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2026	1,023,234
1,000,000	Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2027	1,047,206
	TOTAL	2,070,440
	Florida—3.3%
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds TEMPS-70 (Series 2025B-2), 3.750%, 10/1/2030	1,002,967

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 735,000		Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds TEMPS-85 (Series 2025B-1), 4.000%, 10/1/2030	$ 737,177
1,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	1,500,016
1,500,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024B), 5.000%, Mandatory Tender 10/1/2031	1,637,570
1,000,000		Florida Development Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), 3.400%, Mandatory Tender 9/1/2028	999,631
2,000,000		Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds TEMPS-70 (Series 2025B-3), 4.200%, 11/15/2030	2,013,905
1,000,000		Lee County, FL HFA (Amaryllis Park Place III, LLC), Multifamily Housing Revenue Bonds (Series 2025), 4.000%, Mandatory Tender 11/1/2027	1,009,147
1,000,000		Lee County, FL HFA (Crossings at Cape Coral Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 3.500%, Mandatory Tender 2/1/2026	1,001,464
815,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2038	903,583
300,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2039	330,057
1,000,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 8/15/2030	1,098,963
365,000		Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	366,158
		TOTAL	12,600,638
		Georgia—7.7%
2,125,000		Atlanta, GA Urban Residential Finance Authority (Columbia MLK Senior Preservation, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.900%, Mandatory Tender 3/1/2028	2,122,422
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRBs (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	3,017,614
5,665,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	6,077,265
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	2,142,636
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023E-1), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2031	5,387,566
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 3/1/2032	2,177,752
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024C), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2031	1,625,344
2,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024D-1), (Toronto Dominion Bank GTD), 5.000%, Mandatory Tender 4/1/2031	2,706,025
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2025B), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2035	1,628,888
2,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRB (First Series 2012), 3.875%, Mandatory Tender 3/6/2026	2,760,595
		TOTAL	29,646,107
		Illinois—3.5%
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,443,852
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 3.590% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,114,067
6,500,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	6,659,598
2,125,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,222,409
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2028	1,060,870
		TOTAL	13,500,796
		Indiana—0.7%
500,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-1), 5.000%, Mandatory Tender 10/1/2029	539,297
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2029	1,063,655

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$ 1,000,000		Rockport, IN (Indiana Michigan Power Co.), PCR Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	$ 1,026,338
		TOTAL	2,629,290
		Iowa—0.5%
2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.462% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	1,957,220
		Kentucky—2.1%
2,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2024A-1), (Goldman Sachs Group, Inc. GTD), 5.000%, Mandatory Tender 7/1/2030	2,119,761
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.250%, Mandatory Tender 12/1/2029	1,072,493
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), PCRB (Series 2005A), 1.750%, Mandatory Tender 7/1/2026	2,958,637
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	2,102,854
		TOTAL	8,253,745
		Louisiana—3.7%
1,500,000		Louisiana State Housing Corporation (Atrium Ridge, LP), Multifamily Housing Revenue Bonds (Series 2024B), (United States Treasury GTD), 3.750%, Mandatory Tender 2/1/2027	1,517,205
5,420,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007A), 4.150%, 9/1/2027	5,491,210
500,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	501,261
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2), 2.375%, Mandatory Tender 7/1/2026	6,974,505
		TOTAL	14,484,181
		Massachusetts—1.2%
3,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 3.490% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	2,999,794
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,684,494
		TOTAL	4,684,288
		Michigan—1.9%
3,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B), 2.000%, Mandatory Tender 7/1/2026	3,457,134
2,000,000		Michigan State Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2), 1.200%, Mandatory Tender 4/13/2028	1,899,880
1,800,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2032	1,919,812
		TOTAL	7,276,826
		Missouri—0.2%
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	753,085
		Nebraska—0.7%
2,500,000		Nebraska Public Power District, General Revenue Bonds (Series 2023A), 5.000%, 7/1/2028	2,637,462
		Nevada—0.5%
2,000,000		Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	2,020,869
		New Hampshire—0.4%
265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	265,008
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	250,663
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	286,554
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	301,973
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	281,611
		TOTAL	1,385,809

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—3.0%
$ 1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2026	$ 1,514,035
1,615,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	1,709,209
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D), 1.100%, Mandatory Tender 12/1/2027	3,819,003
600,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2035	667,282
500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2036	550,741
160,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2037	174,670
500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2038	541,126
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2026	508,123
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2038	1,085,416
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,030,165
		TOTAL	11,599,770
		New Mexico—1.0%
4,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010E), 3.875%, Mandatory Tender 6/1/2029	4,065,844
		New York—3.5%
1,500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2025B), 3.000%, Mandatory Tender 9/1/2028	1,492,256
780,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 3.217% (SOFR x 0.67 +0.430%), 11/1/2026	779,726
3,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-1), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	3,109,013
2,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,072,676
2,500,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	2,541,007
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2037	1,100,173
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2026A), 5.000%, 5/1/2038	1,121,117
750,000		New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.250%, Mandatory Tender 9/3/2030	756,922
580,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	574,662
		TOTAL	13,547,552
		North Carolina—1.0%
165,000		North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	165,443
525,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-50 (Series 2024B-2), 3.750%, 10/1/2028	525,128
300,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-85 (Series 2024B-1), 4.250%, 10/1/2028	300,094
250,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.000%, 10/1/2039	257,680
1,750,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	1,794,692
1,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,046,227
		TOTAL	4,089,264
		Ohio—3.7%
2,000,000		Columbus-Franklin County, OH Finance Authority (Dering Family Homes Owner, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	2,037,039
1,500,000		Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	1,511,363

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 3,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	$ 3,222,145
1,500,000		Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A), 2.400%, Mandatory Tender 10/1/2029	1,429,422
1,000,000		Ohio HFA (Beechwood RAD, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.370%, Mandatory Tender 3/1/2027	1,006,536
1,000,000		Ohio HFA (Cedar Redevelopment Phase IV LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2027	997,946
1,600,000		Ohio HFA (Springboro Sherman, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.530%, Mandatory Tender 2/1/2027	1,613,782
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,488,515
		TOTAL	14,306,748
		Oklahoma—1.8%
1,000,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2026	1,018,914
1,300,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2028	1,379,184
1,625,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2030	1,783,479
625,000		Oklahoma HFA (Crimson Flats West LP), Revenue Bonds (Series 2025), (United States Treasury GTD), 3.625%, Mandatory Tender 5/1/2027	630,960
2,000,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,010,629
		TOTAL	6,823,166
		Pennsylvania—3.9%
2,100,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021C) FRNs, 3.137% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,099,223
3,375,000		Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	3,476,248
1,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 3.875%, Mandatory Tender 8/3/2026	1,000,016
2,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A), 4.000%, Mandatory Tender 7/1/2026	2,000,457
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-1), 5.000%, 5/15/2031	1,103,350
1,500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Third Series 2025-2), 5.000%, Mandatory Tender 12/1/2032	1,691,132
1,750,000		Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2025B), 5.000%, 7/1/2031	1,929,001
1,800,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2038	1,964,027
		TOTAL	15,263,454
		South Carolina—0.3%
1,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2028	1,075,918
		Tennessee—4.2%
1,630,000		Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.000%, Mandatory Tender 11/1/2027	1,632,965
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 1B, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2028	2,027,598
3,000,000		Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027	3,007,507
3,000,000		Knox County, TN Health Education & Housing Facilities Board (Pines III, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.100%, Mandatory Tender 9/1/2027	3,011,200
1,000,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2028	1,054,879
5,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A), (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	5,635,280

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—continued
$ 5,000	Tennessee Housing Development Agency, Revenue Refunding Bonds (Issue 2014-2C), 4.000%, 1/1/2045	$ 5,000
	TOTAL	16,374,429
	Texas—15.5%
1,500,000	Boerne, TX ISD, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,540,704
5,270,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2020A), 5.000%, 11/1/2026	5,405,982
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2025A-2), 5.000%, Mandatory Tender 11/1/2029	1,588,633
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2025A-2), 5.000%, Mandatory Tender 11/1/2032	1,620,887
2,000,000	Denton, TX ISD, UT GO School Building Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2030	2,131,907
2,000,000	Ector County, TX ISD, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	2,047,817
1,500,000	Fort Bend, TX ISD, UT GO Refunding Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 3.800%, Mandatory Tender 8/1/2028	1,538,403
4,000,000	Fort Bend, TX ISD, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,093,391
2,500,000	Grand Parkway, Tx. Transportation Corp., Subordinate Tier Toll Revenue Bonds (Series 2023 TELA Supported), 5.000%, Mandatory Tender 4/1/2028	2,617,581
1,250,000	Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,183,816
2,500,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Bonds (Series 2024A), 5.000%, 5/15/2029	2,667,438
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Revenue Bonds (Series 2024C), 5.000%, Mandatory Tender 7/1/2029	2,141,220
1,600,000	Housing Options, Inc. (Dallas, TX Housing Authority) (The Culbreath, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 11/1/2028	1,627,565
2,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 7/1/2032	2,208,186
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,061,498
1,500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 5/15/2038	1,625,082
3,000,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996), 4.250%, 5/1/2030	3,131,334
2,300,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,232,643
1,500,000	Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	1,506,705
1,915,000	North East, TX ISD, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	1,945,764
500,000	North Texas Municipal Water District Water System, Water System Revenue Refunding and Improvement Bonds (Series 2025), 5.000%, 9/1/2034	575,620
2,500,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	2,514,533
3,500,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2027	3,609,433
2,000,000	Northside, TX ISD, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	2,027,827
750,000	San Antonio, TX ISD, UT GO School Building and Refunding Bonds (Series 2025), 5.000%, 8/15/2038	834,498
750,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025C), 5.000%, Mandatory Tender 11/15/2032	834,416
3,000,000	Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,014,554
2,500,000	Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	2,699,108
	TOTAL	60,026,545
	Utah—1.2%
1,000,000	Intermountain Power Agency, Power Supply Revenue Bonds (Series 2023A), 5.000%, 7/1/2038	1,076,976
1,500,000	Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.000%, 7/1/2038	1,612,785

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Utah—continued
$ 1,800,000		Utah State Housing Corporation (Silos Affordable, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.700%, Mandatory Tender 8/1/2027	$ 1,812,480
		TOTAL	4,502,241
		Vermont—0.3%
1,000,000	[2]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	995,570
		Virginia—3.4%
2,650,000		Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,563,417
1,000,000		Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	967,327
4,000,000		Chesapeake, VA Redevelopment and Housing Authority (Standard Hunter’s Point I Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	4,046,574
500,000		Louisa, VA IDA (Virginia Electric & Power Co.), Pollution Control Refunding Revenue Bonds (Series 2008B), 3.125%, Mandatory Tender 10/1/2030	504,543
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-70 (Series 2023B-2), 5.750%, 9/1/2030	2,019,965
3,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	3,043,995
		TOTAL	13,145,821
		Washington—2.2%
2,000,000		King County, WA Housing Authority (New Kirkland Heights LLLP), Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-2), 5.000%, 1/1/2028	2,049,531
4,000,000		Port of Seattle, WA Revenue, Intermediate Lein Revenue Bonds (Series 2025B), 5.000%, 10/1/2032	4,448,582
1,000,000		Washington State, UT GO Motor Vehicle Fuel and Vehicle Related Fees Refunding Bonds (Series 2023B), 5.000%, 7/1/2027	1,044,245
1,000,000		Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2026	1,020,395
		TOTAL	8,562,753
		West Virginia—0.9%
800,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2009A), 3.700%, Mandatory Tender 6/1/2028	819,440
2,000,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2011A), 3.300%, Mandatory Tender 9/1/2028	2,014,336
500,000		West Virginia EDA (Commercial Metals Corp.), Solid Waste Disposal Facilities Revenue Bonds (Series 2025), 4.625%, Mandatory Tender 5/15/2032	505,397
		TOTAL	3,339,173
		Wisconsin—2.2%
2,500,000		Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	2,506,929
3,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	3,554,352
2,500,000	[2]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2,533,636
		TOTAL	8,594,917
		Wyoming—0.8%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	2,954,950
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $357,790,567)	360,061,440
	[1]	SHORT-TERM MUNICIPALS—7.2%
		California—3.1%
900,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.300%, 10/1/2025	900,000
11,200,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.340%, 10/1/2025	11,200,000
		TOTAL	12,100,000
		Georgia—0.8%
3,000,000		Appling County, GA Development Authority (Oglethorpe Power Corp.), (Series 2013A) Weekly VRDNs, 3.380%, 10/1/2025	3,000,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—0.3%
$ 1,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 4.050%, 10/1/2025	$ 1,000,000
		Multi State—2.7%
9,200,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.170%, 10/1/2025	9,200,000
900,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.170%, 10/1/2025	900,000
400,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.170%, 10/1/2025	400,000
		TOTAL	10,500,000
		New York—0.2%
700,000		Triborough Bridge & Tunnel Authority, NY (Central Business District Tolling Program), MS 3a-7 (Series 2025-MS0041) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ), 3.290%, 10/2/2025	700,000
		Ohio—0.1%
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 3.150%, 10/1/2025	500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $27,800,000)	27,800,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $385,590,567)	387,861,440
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[3]	(1,061,690)
		NET ASSETS—100%	$386,799,750
Securities that are subject to the federal alternative minimum tax (AMT) represent 17.8% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2025, these restricted securities amounted to $3,529,206, which represented 0.9% of net assets.

Additional information on restricted securities held at September 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	3/7/2025	$1,000,000	$995,570
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2/22/2024	$2,520,497	$2,533,636

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LP	—Limited Partnership
PCFA	—Pollution Control Financing Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TELA	—Toll Equity Loan Agreement
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes